Leases (Details 2) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Notes and other explanatory information [abstract]
Face value of lease consideration	R$ 477,515
Adjusted to present value of lease consideration	224,730
Face value of PIS and COFINS potentiall	44,170
Adjusted to present value of PIS and COFINS potentiall	R$ 20,788